Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
VAT liabilities	$ 162,081	$ 115,501
Refund liabilities	167,642	100,844
Liabilities related to repurchase commitments	124,633	106,401
Personnel related liabilities	47,870	31,757
Liabilities related to assets under construction	46,466	62,896
Amounts due to related parties	11,582	39,644
Other liabilities	26,763	21,322
Total	587,037	478,365	[1]
Non-current
VAT liabilities	0	0
Refund liabilities	30,875	52,287
Liabilities related to repurchase commitments	722	11,017
Non Current Employee Related Liabilities	0	0
Liabilities related to assets under construction	0	0
Amounts due to related parties	0	0
Other liabilities	5,631	8,094
Total	$ 37,228	$ 71,398	[1]

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).